23. EMPLOYEE BENEFITS (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 3
Employment termination benefits, beginning balance	$ 2,859,643	$ 2,617,507	$ 2,463,037
Cost of services, current period	412,499	344,170	316,953
Interest cost	48,246	129,303	99,742
Actuarial gain	(109,380)	(52,739)	(25,206)
Benefits paid	(381,070)	(178,598)	(237,019)
Employment termination benefits, ending balance	$ 2,829,938	$ 2,859,643	$ 2,617,507